Segment Information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment Information

Note 5—Segment Information

The Company is managed and operated as one business unit. No separate business areas or separate business units have been identified in relation to product candidates or geographical markets. Accordingly, except for entity wide disclosures, no information on business segments or geographical markets is disclosed. Entity wide disclosures regarding revenue are included in Note 4, “Revenue”.

The Company’s intangible assets and property, plant and equipment located by country are specified below, and defines the Company’s non-current segment assets:

	2022	2021
	(EUR’000)
Non-current segment assets
Denmark (domicile country)	30,336	29,656
North America	89,439	91,755
Germany	14,148	9,910
Total non-current segment assets	133,923	131,321
Investment in associate	22,932	38,345
Marketable securities	7,492	107,561
Other receivables	1,920	1,808
Total non-current assets	166,267	279,035